Payable to Customers (Tables)	12 Months Ended
Mar. 31, 2025
Payable to Customers [Abstract]
Schedule of Owned Obligations to the Customers

The deposits were the amount received from customers but not yet invested or entered into any contract, while, the Company has owned obligations to the customers.

	2025	2024
	US$	US$
Payables to customers:
Related parties	691,588	41,634,975
Third party payables	53,141,585	24,092,839
Total	53,833,173	65,727,814